Note 10 - Commitments and Contingencies (Details) - Future Minimum Payments Under Revenue Sharing Agreements (USD $)	Jun. 30, 2013
Future Minimum Payments Under Revenue Sharing Agreements [Abstract]
2013	$ 9,103,000
2014	11,189,000
2015	12,757,000
Total minimum revenue share commitments	$ 33,049,000